                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-5410
                                  ---------------------------------------------

                              ING PRIME RATE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ              85258
-------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006
-------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
                                                   ---------------------------

Date of fiscal year end:    February 29
                         -------------------

Date of reporting period:   July 1, 2003 - June 30, 2004
                          ----------------------------------

============================= ING PRIME RATE TRUST =============================


DECISIONONE CORP.

Ticker:       DOCI           Security ID:  243457108
Meeting Date: SEP 29, 2003   Meeting Type: Annual
Record Date:  AUG 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Horold D. Copperman        For       For        Management
1.2   Elect Director George W. De Sola          For       For        Management
1.3   Elect Director John F.Hill                For       For        Management
1.4   Elect Director Joyce C. Johnson-Miller    For       For        Management
1.5   Elect Director Leonard M. Lodish          For       For        Management
1.6   Elect Director Timothy F. Price           For       For        Management
1.7   Elect Director Milton J. Walters          For       For        Management


--------------------------------------------------------------------------------

HQ GLOBAL HOLDINGS, INC.

Ticker:       N/A            Security ID:  N/A
Meeting Date: NOV 14, 2003   Meeting Type: SPECIAL
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approval of the Company's Employment      FOR       FOR        Management
      Agreements
2     Approval of the Company's Long-Term       FOR       FOR        Management
      Incentive Plan


--------------------------------------------------------------------------------

NEIGHBORCARE INC.

Ticker:       NCRX           Security ID:  64015Y104
Meeting Date: JUN 15, 2004   Meeting Type: Annual
Record Date:  APR 19, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John J. Arlotta           For       For        Management
1.2   Elect  Director Robert H. Fish            For       For        Management
1.3   Elect  Director Arthur J. Reimers         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

TEMBEC INC.

Ticker:       TBC.           Security ID:  879920106
Meeting Date: JAN 22, 2004   Meeting Type: Annual
Record Date:  DEC 12, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Claude Boivin, James E. Brumm,      For       For        Management
      Frank A. Dottori, Jacques J. Giasson,
      Pierre Goyette, Gordon S. Lackenbauer,
      Bernard Lamarre, Mary Theresa McLeod, The
      Hon. Robert K. Rae, Luc  Rossignol,
      Guylaine Saucier and Francois Tremblay,
      as Directors
2     Appoint KPMG LLP as Auditors              For       For        Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       ING PRIME RATE TRUST
             ------------------------------------------------------------------

By (Signature and Title)                /s/ James M. Hennessy
                        ------------------------------------------------------
                                President and Chief Executive Officer

Date                               August 30, 2004
     --------------------------------------------------------------------------